IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [abstract]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [text block]
	Discount rate
	Brazil	Mexico	Colombia	Peru	Chile	Argentina

December 2019	14.87%	15.82%	10.42%	11.82%	9.52%	92.14%
December 2020	16.47%	15.94%	12.58%	14.41%	13.92%	80.25%

	Terminal Growth rate
	Brazil	Mexico	Colombia	Peru	Chile	Argentina

December 2019	4.81%	5.47%	6.40%	7.11%	6.41%	30.29%
December 2020	4.31%	2.65%	6.29%	3.33%	3.88%	40.50%

The carrying amounts per CGUs were as follow:

Thousand U.S. dollars	Carrying Amount
	Brazil	Mexico	Colombia	Peru	Chile	Argentina

December 2019	275,231	99,070	33,824	69,214	36,654	36,442
December 2020	188,847	79,610	31,242	59,153	35,991	1,778